Property, Plant and Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) Carats	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	$ (240,593)	$ 217,366
Description of growth rate used to extrapolate cash flow projections		2.50%
Reversal of impairment charges ofproperty, plant and equipment	(240,593)	$ 217,366
Mineral reserves and converted resources	$ 22,600
Real discount rate	7.90%
Estimated future price	$ 71
Forward contract [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Carats	1.27
Forward contract [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange rate | Carats	1.30
Real Growth Escalation On Diamond Pricing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of growth rate used to extrapolate cash flow projections		2.50%
Gk mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment		$ 217,366
Recoverable amount of asset		$ 281,600
Description of discount rates applied to cash flow projections		8.40%
Reversal of impairment charges ofproperty, plant and equipment	$ 240,593
Income tax expense	20,720
Impairment reversal, carrying value	557,000
Depreciation and Depletion [Member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation right of use assets	134	$ 797
Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions of property plant and equipment	34,319	28,939
Gahcho Kue Diamond Mine [Member] | Earthmoving equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of earthmoving equipment	$ 1,431	$ 1,781